UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2013 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 90.2%
Consumer Discretionary 3.1%
Internet & Catalog Retail
Amazon.com, Inc.*	22,800	6,053,400
Priceline.com, Inc.*	18,100	12,407,007

		18,460,407
Health Care 0.4%
Health Care Technology
HealthStream, Inc.* (a)	97,000	2,403,660
Information Technology 86.7%
Communications Equipment 12.5%
Aviat Networks, Inc.*	19,871	74,516
Ciena Corp.* (a)	166,000	2,599,560
Cisco Systems, Inc.	821,284	16,893,812
F5 Networks, Inc.*	78,400	8,222,592
Juniper Networks, Inc.*	66,100	1,479,318
QUALCOMM, Inc.	707,454	46,713,188

		75,982,986
Computers & Peripherals 10.2%
Apple, Inc.	72,500	33,009,975
EMC Corp.*	863,800	21,258,118
SanDisk Corp.* (a)	150,300	7,513,497

		61,781,590
Electronic Equipment, Instruments & Components 0.8%
InvenSense, Inc.* (a)	80,000	1,168,000
Neonode, Inc.* (a)	666,250	3,464,500

		4,632,500
Internet Software & Services 20.6%
eBay, Inc.*	277,810	15,537,913
Equinix, Inc.* (a)	23,700	5,105,691
Google, Inc. "A"*	87,800	66,349,582
IAC/InterActiveCorp.	191,500	7,899,375
LinkedIn Corp. "A"*	27,000	3,342,330
Liquidity Services, Inc.* (a)	147,000	4,684,890
LogMeIn, Inc.* (a)	291,603	6,619,388
Open Text Corp.* (a)	31,300	1,826,355
Saba Software, Inc.*	113,000	1,046,380
Telecity Group PLC	412,416	5,539,919
Velti PLC* (a)	1,139,705	4,239,703
Yahoo!, Inc.*	121,400	2,383,082

		124,574,608
IT Services 15.9%
Accenture PLC "A"	85,200	6,125,028
Alliance Data Systems Corp.* (a)	22,500	3,546,000
Camelot Information Systems, Inc. (ADR)*	150,596	206,316
Cognizant Technology Solutions Corp. "A"*	255,000	19,935,900
EPAM Systems, Inc.* (a)	210,500	4,361,560
Fiserv, Inc.* (a)	90,900	7,300,179
International Business Machines Corp.	50,700	10,295,649
InterXion Holding NV*	84,210	1,935,988
MasterCard, Inc. "A" (a)	12,700	6,583,680
ServiceSource International, Inc.* (a)	175,031	1,058,938
Teradata Corp.* (a)	224,600	14,971,836
VeriFone Systems, Inc.* (a)	72,900	2,531,088
Visa, Inc. "A" (a)	112,100	17,701,711

		96,553,873
Semiconductors & Semiconductor Equipment 11.6%
Altera Corp.	28,800	962,496
Ambarella, Inc.*	242,000	2,410,320
Applied Materials, Inc.	340,700	4,398,437
Avago Technologies Ltd.	143,572	5,135,570
Broadcom Corp. "A" (a)	226,500	7,349,925
Cavium, Inc.* (a)	124,500	4,163,280
Dialog Semiconductor PLC*	97,484	1,740,587
Fairchild Semiconductor International, Inc.*	108,000	1,595,160
Integrated Device Technology, Inc.*	406,100	2,936,103
Intel Corp. (a)	213,700	4,496,248
Intermolecular, Inc.* (a)	421,800	3,956,484
LSI Corp.*	558,000	3,928,320
MA-COM Technology Solutions Holdings, Inc.* (a)	243,510	4,125,059
Marvell Technology Group Ltd.	8	74
MaxLinear, Inc. "A"* (a)	434,700	2,251,746
Microchip Technology, Inc. (a)	94,800	3,171,060
Microsemi Corp.*	27,700	579,484
NXP Semiconductors NV*	233,550	7,004,165
Semtech Corp.*	123,000	3,709,680
Teradyne, Inc.* (a)	173,000	2,795,680
Texas Instruments, Inc.	102,300	3,384,084

		70,093,962
Software 15.1%
Allot Communications Ltd.*	198,000	2,730,420
ANSYS, Inc.* (a)	42,300	3,113,280
Bottomline Technologies de, Inc.* (a)	100,000	2,908,000
Cadence Design Systems, Inc.* (a)	598,000	8,330,140
Check Point Software Technologies Ltd.* (a)	54,700	2,735,000
Citrix Systems, Inc.*	67,600	4,945,616
Ellie Mae, Inc.* (a)	65,500	1,311,965
Imperva, Inc.* (a)	82,340	2,824,262
Longtop Financial Technologies Ltd. (ADR)* (a)	183,700	0
MICROS Systems, Inc.* (a)	41,000	1,887,230
Microsoft Corp.	810,600	22,267,182
Oracle Corp.	642,500	22,815,175
PTC, Inc.*	177,000	4,102,860
QLIK Technologies, Inc.* (a)	118,438	2,630,508
Red Hat, Inc.*	25,000	1,389,000
Salesforce.com, Inc.* (a)	13,400	2,306,542
Symantec Corp.*	35,600	775,012
TIBCO Software, Inc.*	155,300	3,640,232
Ultimate Software Group, Inc.* (a)	5,000	507,700
Workday, Inc. "A"*	572	30,556

		91,250,680

Total Common Stocks (Cost $342,507,585)		545,734,266
Other Investments 0.7%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	2,077,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	108,200
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,089,500
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	59,100
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	581,100
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	79,103

Total Other Investments (Cost $16,128,474)		3,994,503
Securities Lending Collateral 15.6%
Daily Assets Fund Institutional, 0.17% (c) (d) (Cost $94,478,580)	94,478,580	94,478,580
Cash Equivalents 8.7%
Central Cash Management Fund, 0.11% (c) (Cost $52,673,222)	52,673,222	52,673,222

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $505,787,861) †	115.2	696,880,571
Other Assets and Liabilities, Net	(15.2)	(91,711,169)

Net Assets	100.0	605,169,402

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $504,942,963.  At January 31, 2013, net unrealized appreciation for all securities based on tax cost was $191,937,608.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $227,937,763 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $36,000,155.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2013 amounted to $91,463,683, which is 15.1% of net assets.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	2,077,500	0.34
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	108,200	0.02
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,373,336	1,089,500	0.18
Asset Management Association 1998 LP**	December 1998 to November 2001	2,556,140	59,100	0.01
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	581,100	0.1
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	79,103	0.01
Total Restricted Securities		16,128,474	3,994,503	0.66

(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At January 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Depreciation ($)

NASDAQ 100 E-Mini Index	USD	3/15/2013	695	37,877,500	(2,847)

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January31, 2013 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$18,460,407	$—	$—	$18,460,407
Industrials	2,403,660	—	—	2,403,660
Information Technology	517,589,693	7,280,506	—	524,870,199
Other Investments	—	—	3,994,503	3,994,503
Short-Term Investments(e)	147,151,802	—	—	147,151,802
Total	$685,605,562	$7,280,506	$3,994,503	$696,880,571
Liabilities
Derivatives(f)
Future Contracts	$(2,847)	$—	$—	$(2,847)
Total	$(2,847)	$—	$—	$(2,847)

There have been no transfers between fair value measurement levels during the period ended January31, 2013.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$(2,847)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 20, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 20, 2013